Financial Instruments with Off-Balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments with off-Balance Sheet Risk [Abstract]
Summary of Financial Instrument Commitments

A summary of the Company’s financial instrument commitments is as follows:

(Dollars in thousands)	December 31,
	2018	2017
Commitments to grant loans	$72,755	$77,023
Unfunded commitments under lines of credit	14,468	3,150
Outstanding letters of credit	2,749	2,541